Non-current financial debt (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Disclosure of non-current portion of non-current borrowings by type
(USD millions)	2017	2016

Straight bonds	22 957	17 285

Liabilities to banks and other financial institutions [1]	539	708

Finance lease obligations	87	82

Total, including current portion of non-current financial debt	23 583	18 075

Less current portion of non-current financial debt	– 359	– 178

Total non-current financial debts	23 224	17 897

[1] Average interest rate 0.3% (2016: 0.4%)

Disclosure of detailed information about borrowings
Coupon	Currency	Nominal amount	Issuance year	Maturity year	Issuer	Issue price	2017 (USD millions)	2016 (USD millions)

5.125%	USD	3 000	2009	2019	Novartis Securities Investment Ltd., Hamilton, Bermuda	99.822%	2 997	2 995

4.400%	USD	1 000	2010	2020	Novartis Capital Corporation, New York, United States	99.237%	997	996

2.400%	USD	1 500	2012	2022	Novartis Capital Corporation, New York, United States	99.225%	1 491	1 490

3.700%	USD	500	2012	2042	Novartis Capital Corporation, New York, United States	98.325%	489	489

3.400%	USD	2 150	2014	2024	Novartis Capital Corporation, New York, United States	99.287%	2 134	2 132

4.400%	USD	1 850	2014	2044	Novartis Capital Corporation, New York, United States	99.196%	1 824	1 823

0.750%	EUR	600	2014	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.134%	713	625

1.625%	EUR	600	2014	2026	Novartis Finance S.A., Luxembourg, Luxembourg	99.697%	714	627

0.250%	CHF	500	2015	2025	Novartis AG, Basel, Switzerland	100.640%	513	491

0.625%	CHF	550	2015	2029	Novartis AG, Basel, Switzerland	100.502%	564	539

1.050%	CHF	325	2015	2035	Novartis AG, Basel, Switzerland	100.479%	333	318

3.000%	USD	1 750	2015	2025	Novartis Capital Corporation, New York, United States	99.010%	1 730	1 728

4.000%	USD	1 250	2015	2045	Novartis Capital Corporation, New York, United States	98.029%	1 218	1 217

0.125%	EUR	1 250	2016	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.127%	1 480	1 299

0.625%	EUR	500	2016	2028	Novartis Finance S.A., Luxembourg, Luxembourg	98.480%	588	516

1.800%	USD	1 000	2017	2020	Novartis Capital Corporation, New York, United States	99.609%	996

2.400%	USD	1 000	2017	2022	Novartis Capital Corporation, New York, United States	99.449%	993

3.100%	USD	1 000	2017	2027	Novartis Capital Corporation, New York, United States	99.109%	988

0.000%	EUR	1 250	2017	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.133%	1 480

1.125%	EUR	600	2017	2027	Novartis Finance S.A., Luxembourg, Luxembourg	99.874%	715

Total straight bonds							22 957	17 285

Non-current financial debt including current portion by maturity
(USD millions)	2017	2016

2017		178

2018	359	345

2019	3 173	3 168

2020	1 997	1 000

2021	2 194	628

2022	2 485	2 442

After 2022	13 375	10 314

Total	23 583	18 075

Non-current financial debt including current portion by currency
(USD millions)	2017	2016

US dollar (USD)	15 945	12 952

Euro (EUR)	5 695	3 092

Japanese yen (JPY)	533	683

Swiss franc (CHF)	1 410	1 348

Total	23 583	18 075

Comparison of balance sheet and fair value of total non-current financial debt including current portion
(USD millions)	2017 Balance sheet	2017 Fair values	2016 Balance sheet	2016 Fair values

Straight bonds	22 957	23 835	17 285	17 943

Others	626	626	790	790

Total	23 583	24 461	18 075	18 733

Collaerallized non-current financial debt and pledged assets
(USD millions)	2017	2016

Total net book value of property, plant & equipment pledged as collateral for non-current financial debts	84	94